Notes Payable (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2013
Notes Payable (Textual)
Note payable borrowed	$ 15,000	$ 85,000	$ 15,000	$ 165,000	$ 15,000	$ 95,000	$ 180,000
Interest rate of note payable	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Maturity date of note payable	Mar. 01, 2015					Mar. 01, 2015
Description of note payable maturity		Company borrowed an aggregate of $85,000 from several individuals bearing interest at 10% per annum, payable interest only for 48 months when the principal balance is due.